Net Capital Requirements (FY) (Details) - G.research, LLC [Member] - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Net Capital [Abstract]
Net capital	$ 4,347,017	$ 4,618,033	$ 4,618,033	$ 9,093,349
Excess net capital than required amount	$ 4,097,017	$ 4,368,033	$ 4,368,033	$ 8,843,349